ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock issued (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 28, 2020 USD ($) $ / shares shares	Nov. 12, 2019 USD ($) $ / shares shares	May 16, 2019 USD ($) $ / shares shares	Apr. 26, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 shares
IPO
Convertible preferred stock, outstanding (in shares)			0			7,095,746
Net proceeds | $					$ 18,510
IPO
IPO
Issuance of common stock (in shares)			4,000,000
Issue price (in dollars per share) | $ / shares			$ 10.00
Aggregate gross proceeds from issuance | $			$ 40,000
Net proceeds after deducting underwriting discounts and commissions and estimated offering costs | $			$ 34,600
Stock split ratio				55.2486
Conversion of convertible preferred stock into common stock upon closing of the IPO (in shares)			7,538,671
Number of shares issued for each share of convertible preferred stock converted			1
Private Placement
IPO
Issuance of common stock (in shares)		1,380,344
Issue price (in dollars per share) | $ / shares		$ 14.50
Net proceeds | $		$ 18,400
Secondary Public Offering | Subsequent Event.
IPO
Issuance of common stock (in shares)	3,152,712
Issue price (in dollars per share) | $ / shares	$ 45.50
Net proceeds from issuance of common stock | $	$ 134,800
Secondary Public Offering, Excluding Underwriters' Option | Subsequent Event.
IPO
Issuance of common stock (in shares)	2,741,489
Underwriters' Option | Subsequent Event.
IPO
Issuance of common stock (in shares)	411,223